SHARE-BASED COMPENSATION - Share Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Number of Shares
Options outstanding at beginning	32,877	12,398
Granted		20,639
Exercised	(102)
Forfeited	(8,958)	(160)
Options outstanding at end	23,817	32,877	12,398
Options exercisable at June 30, 2026	14,376	16,080
Weighted-Average Exercise Price
Options outstanding at beginning	$ 295	$ 615.5
Granted		104.49
Exercised	1.75
Forfeited	324.11	524
Options outstanding at end	283.5	295	$ 615.5
Options exercisable at March 31, 2026	$ 376	$ 421.85
Weighted-Average Remaining Contractual Term (Years)
Options outstanding weighted-average remaining contractual term (in years)	8 years 6 months	8 years 11 months 12 days	9 years 21 days
Options exercisable weighted average remaining contractual term (in years)	8 years 3 months 29 days	8 years 8 months 19 days
Weighted- Average Fair Value at Grant Date
Weighted- Average Fair Value at Grant Date at beginning (in $ per share)	$ 156	$ 177
Weighted- Average Fair Value at Grant Date at end (in $ per share)	$ 137	$ 156	$ 177
Aggregate Intrinsic Value, Options exercisable	$ 0	$ 359,500
Weighted average grant-date fair value of the stock options granted		$ 53.61	$ 167.7